Assets under construction	12 Months Ended
Jun. 30, 2020
Assets under construction
Assets under construction

21Assets under construction

for the year ended 30 June	Property plant and equipment under construction Rm	Other intangible assets under development Rm	Exploration and evaluation assets Rm	Total Rm
Balance as at 30 June 2019	126 327	627	810	127 764
Transfer of finance lease assets to right of use assets on initial application of IFRS 16	(71)	—	—	(71)
Adjusted carrying amount at 1 July 2019	126 256	627	810	127 693
Additions	35 186	485	59	35 730
to sustain existing operations	18 564	453	—	19 017
to expand operations	16 622	32	59	16 713
Net reclassification from/(to) other assets	(107)	179	(89)	(17)
Finance costs capitalised	3 520	—	—	3 520
Net impairment of assets under construction (note 10)	(13 399)	—	43	(13 356)
Reclassification to disposal groups held for sale (note 12)	(9 497)	—	—	(9 497)
Projects capitalised	(127 949)	(543)	—	(128 492)
Translation of foreign operations	12 773	92	11	12 876
Disposals and scrapping*	(531)	—	(124)	(655)
Balance at 30 June 2020	26 252	840	710	27 802

*Determining as to whether, and how much, cost incurred on a project is abnormal and needs to be scrapped, involves judgement. The factors considered by management include the scale and complexity of the project, the technology being applied and input from experts.

for the year ended 30 June	Property plant and equipment under construction Rm	Other intangible assets under development Rm	Exploration and evaluation assets Rm	Total Rm
Balance as at 30 June 2018	163 783	1 125	453	165 361
Additions	52 786	289	67	53 142
to sustain existing operations	21 739	245	—	21 984
to expand operations	31 047	44	67	31 158
Net reclassification from/(to) other assets	(93)	—	323	230
Finance costs capitalised	6 942	—	—	6 942
Net impairment of assets under construction	(3 973)	—	(34)	(4 007)
Reclassification to disposal groups held for sale	(153)	—	—	(153)
Projects capitalised	(96 084)	(816)	—	(96 900)
Translation of foreign operations	3 971	29	1	4 001
Disposals and scrapping*	(852)	—	—	(852)
Balance at 30 June 2019	126 327	627	810	127 764

*Determining as to whether, and how much, cost incurred on a project is abnormal and needs to be scrapped, involves judgement. The factors considered by management include the scale and complexity of the project, the technology being applied and input from experts.

21Assets under construction continued

for the year ended 30 June	2020 Rm	2019 Rm
Business segmentation
Mining	2 530	2 268
Exploration and Production International	9 381	7 426
Energy	5 644	7 698
Base Chemicals	5 576	60 927
Performance Chemicals	4 090	48 764
Group Functions	581	681
Total operations	27 802	127 764

	2020	2019	2018
for the year ended at 30 June	Rm	Rm	Rm
Additions to assets under construction (cash flow)
Current year additions Adjustments	35 730	53 142	52 806
for non-cash items	(1 186)	1 410	(171)
cash flow hedge accounting	—	—	1
movement in environmental provisions capitalised movement in	(1 186)	(537)	(172)
long-term debt	—	(13)	—
LCCP investment incentives	—	1 960	—
Per the statement of cash flows*	34 544	54 552	52 635

	2020 Rm	2019 Rm
Capital expenditure
Projects to sustain operations comprise of:
Secunda Synfuels Operations	7 277	10 315
Shutdown and major statutory maintenance	3 671	4 825
Renewals	1 149	1 880
Sixth fine ash dam (environmental)	729	1 417
Volatile organic compounds abatement programme (environmental)	304	141
Coal tar filtration east project (safety)	249	329
Other environmental related expenditure	241	170
Other safety related expenditure	129	556
Other sustain	805	997
Mining (Secunda and Sasolburg)	2 839	2 894
Impumelelo Colliery to maintain Brandspruit Colliery operation	41	157
Refurbishment of equipment	696	674
Mine geographical expansion	671	605
Other safety related expenditure	197	355
Other sustain	1 234	1 103
Other (in various locations)	8 901	8 758
Expenditure related to environmental obligations	1 103	590
Expenditure incurred relating to safety regulations	176	283
Other sustain	7 622	7 885
Capital expenditure cash flow*	19 017	21 967

* Excludes finance costs capitalised to assets under construction.

Capital expenditure

Projects to expand operations comprise of:

			2020	2019
	Project location	Business segment	Rm	Rm
Lake Charles Chemicals Project*	United States	Base and Performance Chemicals	13 807	30 289
Mozambique exploration and development	Mozambique	Exploration and Production International	211	221
China Ethoxylation plant	China	Performance Chemicals	18	489
Canadian shale gas asset	Canada	Exploration and Production International	132	141
Other projects to expand operations	Various	Various	1 359	1 445
Capital expenditure (cash flow)			15 527	32 585

*Actual capital expenditure (accrual basis) – 30 June 2020 – US$880 million; 30 June 2019 – US$2,2 billion.

Accounting policies:

Assets under construction

Assets under construction are non-current assets, which includes land and expenditure capitalised for work in progress in respect of activities to develop, expand or enhance items of property, plant and equipment, intangible assets and exploration assets. The cost of self-constructed assets includes expenditure on materials, direct labour and an allocated proportion of project overheads. Cost also includes the estimated costs of dismantling and removing the assets and site rehabilitation costs to the extent that they relate to the construction of the asset as well as gains or losses on qualifying cash flow hedges attributable to that asset. When regular major inspections are a condition of continuing to operate an item of property, plant and equipment, and plant shutdown costs will be incurred, an estimate of these shutdown costs are included in the carrying value of the asset at initial recognition.

Land acquired, as well as costs capitalised for work in progress in respect of activities to develop, expand or enhance items of property, plant and equipment are classified as part of assets under construction.

Finance expenses in respect of specific and general borrowings are capitalised against qualifying assets as part of assets under construction. Where funds are borrowed specifically for the purpose of acquiring or constructing a qualifying asset, the amount of finance expenses eligible for capitalisation on that asset is the actual finance expenses incurred on the borrowing during the period less any investment income on the temporary investment of those borrowings.

Where funds are made available from general borrowings and used for the purpose of acquiring or constructing qualifying assets, the amount of finance expenses eligible for capitalisation is determined by applying a capitalisation rate to the expenditures on these assets. The capitalisation rate of 4,9% is calculated as the weighted average of the interest rates applicable to the borrowings of the group that are outstanding during the period, including borrowings made specifically for the purpose of obtaining qualifying assets once the specific qualifying asset is ready for its intended use. The amount of finance expenses capitalised will not exceed the amount of borrowing costs incurred.

Exploration assets

Exploration assets comprise capitalised expenditure relating to the exploration for and evaluation of mineral resources (coal, oil and gas). Mineral assets comprise capitalised expenditure relating to producing coal, oil and gas properties, including development costs and previously capitalised exploration assets.

21Assets under construction continued

Oil and gas

The successful efforts method is used to account for natural oil and gas exploration, evaluation and development activities. Property and licence acquisition costs as well as development cost, including expenditure incurred to drill and equip development wells on proved properties, are capitalised as part of assets under construction and transferred to mineral assets in property, plant and equipment when the assets begin producing.

On completion of an exploratory well or exploratory-type stratigraphic test well, the entity will be able to determine if there are oil or gas resources. The classification of resources as proved reserves depends on whether development of the property is economically feasible and recoverable in the future, under existing economic and operating conditions, and if any major capital expenditure to develop the property as a result of sufficient quantities of additional proved reserves being identified is justifiable, approved and recoverable.

The cost of exploratory wells, through which potential proved reserves may be or have been discovered and the associated exploration costs are capitalised as exploration and evaluation assets in assets under construction. These costs remain capitalised pending the evaluation of results and the determination of whether there are proved reserves.

The following conditions must be met for these exploration costs to remain capitalised:

•Sufficient progress is being made in assessing the oil and gas resources, including assessing the economic and operating viability with regards to developing the property.

•It has been determined that sufficient oil and gas resources or reserves exist which are economically viable based on a range of technical and commercial considerations to justify the capital expenditure required for the completion of the well as a producing well, either individually or in conjunction with other wells.

Progress in this regard is reassessed at each reporting date and is subject to technical, commercial and management review to ensure sufficient justification for the continued capitalisation of such qualifying exploration and evaluation expenditure as an exploration and evaluation asset as part of assets under construction. If both of the above conditions are not met or if information is obtained that raise substantial doubt about the economic or operating viability, the costs are charged to the income statement.

Exploratory wells and exploratory-type stratigraphic test wells can remain suspended on the statement of financial position for several years while additional activity including studies, appraisal, drilling and/or seismic work on the potential oil and gas field is performed or while the optimum development plans and timing are established in the absence of impairment indicators.

Coal mining

Coal mining exploration and evaluation expenditure is charged to the income statement until completion of a final feasibility study supporting proved and probable coal reserves. Expenditure incurred subsequent to proved and probable coal reserves being identified is capitalised as exploration assets in assets under construction.

Expenditure on producing mines or development properties is capitalised when excavation or drilling is incurred to extend reserves or further delineate existing proved and probable coal reserves. All development expenditure incurred after the commencement of production is capitalised to the extent that it gives rise to probable future economic benefits.

A unit is considered to be produced once it has been removed from underground and taken to the surface, passed the bunker and has been transported by conveyor over the scale of the shaft head. The calculation is based on proved and probable reserves assigned to that specific mine (accessible reserves) or complex which benefits from the utilisation of those assets. Inaccessible reserves are excluded from the calculation.